Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2025	December 31, 2024
	USD	USD
Trade receivables
Trade receivables (refer note a below)	5,843,587	4,701,900
Less: Allowances for expected credit losses	(1,026,591)	(968,322)
Trade receivables, net	4,816,996	3,733,578

Ageing analysis of trade receivables
Not past due	2,644,699	2,176,512
Up to 60 days	1,237,287	814,010
61 to 365 days	707,559	651,860
Over 1 year	1,254,042	1,059,518
	5,843,587	4,701,900

Other receivables
Government grant receivable	18,791	6,137
Advance to employees	-	9,090
Deposit recoverable	46,505	29,216
Prepayments	136,581	47,125
Other receivables	9,869	-
	211,746	91,568
Total trade and other receivables	5,028,742	3,825,146

Schedule of Lifetime Expected Loss Provision for Trade Receivables	Lifetime expected loss provision for trade receivables of the Group are as follows:
		December 31, 2025		December 31, 2024
Customers’ characteristics	Weighted- average expected credit loss rate	Gross carrying amount	Allowance for expected credit losses	Gross carrying amount	Allowance for expected credit losses
		USD	USD	USD	USD

Low risk	0.6% - 0.8%	4,857,969	40,973	3,755,925	22,347
Loss	100%	985,618	985,618	945,975	945,975

		5,843,587	1,026,591	4,701,900	968,322

Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses	The reconciliation of movement in the allowances for expected credit losses is as follows:
	December 31, 2025	December 31, 2024
	USD	USD
Balance at January 1	968,322	428,099
Impairment during the year	59,645	562,755
Written off	(58,850)	-
Currency translation adjustment	57,474	(22,532)
Balance at December 31	1,026,591	968,322